Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Mar. 11, 2021	Mar. 26, 2021
2017 Share Option Plan [Member]
Subsequent Events (Details) [Line Items]
Share options granted (in Shares)	752,185
Exercise price	$ 2.76
Class A Ordinary Shares [Member] | Sales Agreement [Member]
Subsequent Events (Details) [Line Items]
Common stock par value		$ 1.00
Aggregate offering price (in Dollars)		$ 15,000,000